Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current liabilities of consolidated VIEs without recourse to the Company	$ 63,085	381,897	269,152
Long-term liabilities of consolidated VIEs without recourse to the Company	$ 2,020	12,231	7,996
Treasury stock, shares	0	0	40,800